LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating lease ROU assets (under other long-term assets in the balance sheet)	$ 20,363	$ 22,484
Weighted average remaining lease term (in years)	3 years 9 months 18 days	4 years 9 months 18 days
Weighted average discount rate	1.70%	1.70%
Accrued Expenses and Other Current Liabilities [Member]
Operating lease liabilities, current	$ 7,025	$ 5,925
Non-current Liabilities [Member]
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheet)	$ 16,202	$ 18,579